Property and equipment (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment

		Office furniture		Stockroom
		and computer	Software and	and production	Tradeshow	Leasehold
	Note	equipment	books	equipment	equipment	improvements	Total
Cost		$	$	$	$	$	$
Balance at July 1, 2021		3,329	417	6,255	47	348	10,396
Additions through business combinations	20	540	2	3,619	—	11	4,172
Additions		893	41	808	—	126	1,868
Disposals		(25)	(2)	(231)	—	(10)	(268)
Balance at June 30, 2022		4,737	458	10,451	47	475	16,168
Additions		846	—	3,170	—	—	4,016
Disposals		(217)	—	(754)	—	(25)	(996)
Balance at June 30, 2023		5,366	458	12,867	47	450	19,188

Accumulated depreciation
Balance at July 1, 2021		1,371	314	872	41	146	2,744
Depreciation expense		1,081	99	1,889	6	78	3,153
Disposals		—	—	(2)	—	(1)	(3)
Balance at June 30, 2022		2,452	413	2,759	47	223	5,894
Depreciation expense		976	21	3,670	—	62	4,729
Disposals		(64)	—	(523)	—	—	(587)
Balance at June 30, 2023		3,364	434	5,906	47	285	10,036

Net book value as at:
Balance at June 30, 2022		2,285	45	7,692	—	252	10,274
Balance at June 30, 2023		2,002	24	6,961	—	165	9,152